Equity (Tables)	9 Months Ended
Sep. 30, 2017
Equity [Abstract]
Schedule of partners' capital
CHANGE IN THE CARRYING AMOUNT OF OUR EQUITY (in millions)

		Partnership		Total
	Equity of Predecessors (a)	Common	General Partner
Balance at December 31, 2016	$—	$1,608	$(66)	$1,542
Sponsor contributions of assets to the Predecessors	1,781	—	—	1,781
Earnings attributable to the Predecessors	15	—	—	15
Net earnings attributable to partners	—	180	119	299
Proceeds from issuance of units, net of issuance costs	—	281	6	287
Distributions to unitholders and general partner (b)	(33)	(300)	(127)	(460)
Contributions (c)	—	39	2	41
Equity offering under ATM Program, net of issuance costs	—	3	—	3
Other	5	1	5	11
Balance at September 30, 2017	$1,768	$1,812	$(61)	$3,519

(a)	Adjusted to include the historical results of the Predecessors. See Note 1 for further discussion.

(b)	Represents cash distributions declared and paid during the nine months ended September 30, 2017, relating to the fourth quarter of 2016 through the second quarter of 2017.

(c)
Includes Andeavor and TLGP contributions to the Partnership primarily related to reimbursements for capital spending pursuant predominantly to the Amended Omnibus Agreement and the Carson Assets Indemnity Agreement.

Schedule of quarterly distributions
QUARTERLY DISTRIBUTIONS

Quarter Ended	Quarterly Distribution Per Unit	Total Cash Distribution including general partner IDRs (in millions)	Date of Distribution	Unitholders Record Date
December 31, 2016	$0.9100	$140	February 14, 2017	February 3, 2017
March 31, 2017 (a)	0.9400	140	May 15, 2017	May 5, 2017
June 30, 2017 (a)	0.9710	147	August 14, 2017	August 4, 2017
September 30, 2017 (a)(b)	0.9852	201	November 14, 2017	November 3, 2017

(a)	This distribution is net of $12.5 million waived by TLGP on either IDRs or common units for each of the three months ended September 30, 2017, June 30, 2017, and March 31, 2017.

(b)	This distribution was declared on October 18, 2017 and will be paid on the date of distribution.

On July 25, 2017, WNRL declared a quarterly cash distribution of $0.4675 per unit, which was paid on August 18, 2017. The distribution resulted in cash payments of $33 million.

Schedule of Incentive Distributions Made to Managing Members or General Partners by Distribution [Table Text Block]
RECONCILIATION OF GENERAL AND LIMITED PARTNER EARNINGS TO AMOUNTS RECOGNIZED IN EQUITY (in millions)

	Nine Months Ended September 30,
	2017	2016
Total general partner’s earnings	$94	$89
Impact of general partner units and IDRs (a)	40	—
Net earnings attributed to general partner equity	$134	$89

Total limited partners’ earnings on common units	$220	$153
Impact of general partner units and IDRs (a)	(40)	—
Net earnings attributed to limited partners’ equity	$180	$153

(a)
Total general partner earnings and limited partner earnings on common units for the nine months ended September 30, 2017 differ from the amounts recognized in equity as of September 30, 2017. The table above reconciles general and limited earnings calculated using the ownership structure in place after the WNRL Merger and IDR/GP Transaction to amounts recorded to equity as of September 30, 2017 by showing the earnings that were allocated to the general partner’s capital account based on the ownership structure in place for three months ended September 30, 2017.